Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2021-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1-31-2025	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		2/18/2025
2	Payment Date		2/20/2025
3	Collection Period	1/1/2025	1/31/2025	31
4	Monthly Interest Period - Actual/360	1/21/2025	2/19/2025	30
5	Monthly Interest - 30/360			30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	324,500,000.00	-	-	-	-
7	Class A-2 Notes	630,000,000.00	-	-	-	-
8	Class A-3 Notes	630,000,000.00	52,737,681.60	23,308,411.97	29,429,269.64	0.0467131
9	Class A-4 Notes	165,500,000.00	165,500,000.00	-	165,500,000.00	1.0000000
10	Total Securities	$1,750,000,000.00	$218,237,681.60	$23,308,411.97	$194,929,269.64

11	Overcollateralization	72,922,127.29	72,922,127.29		72,922,127.29
12	Adjusted Pool Balance	$1,822,922,127.29	$291,159,808.89	$23,308,411.97	$267,851,396.93
13	YSOC	59,379,670.34	5,964,047.75		5,357,987.84
14	Net Pool Balance	$1,882,301,797.63	$297,123,856.64	$23,308,411.97	$273,209,384.77

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.15946%	N/A	-	-	-	-
16	Class A-2 Notes	0.49000%	N/A	-	-	-	-
17	Class A-3 Notes	1.02000%	N/A	44,827.03	0.0711540	23,353,239.00	37.0686333
18	Class A-4 Notes	1.26000%	N/A	173,775.00	1.0500000	173,775.00	1.0500000
19	Total Securities			218,602.03		23,527,014.00

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Scheduled Principal Payments Received	17,809,033.49
21	Scheduled Interest Payments Received	718,409.27
22	Prepayments of Principal Received	5,854,189.71
23	Liquidation Proceeds	(961.09)
24	Recoveries Received	445,354.29
25	Other Payments Received to Reduce Principal
26	Subtotal: Total Collections	24,826,025.67
27	Repurchased Receivables	-
28	Reserve Account Excess Amount (Item 89)	16,707.36
29	Total Available Funds, prior to Servicer Advances	24,842,733.03
30	Servicer Advance (Item 72)	-
31	Total Available Funds + Servicer Advance	24,842,733.03
32	Reserve Account Draw Amount (Item 75)	-
33	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	24,842,733.03

D.	DISTRIBUTIONS
	Distribution Summary:
34	Prior Advance Reimbursement (Item 78)	-
35	Servicing Fees (Item 42)	247,603.21
36	Class A Noteholder Interest (Item 51)	218,602.03
37	Principal Distribution Amount (Item 76)	23,308,411.97
38	Amount Paid to Reserve Account to Reach Specified Balance	-
39	Other Amounts Paid to Trustees	-
40	Certificateholders Principal Distribution Amount	-
41	Remaining Funds to Seller	1,068,115.82

	Distribution Detail:	Due	Shortfall	Paid
42	Servicing Fees	247,603.21	-	247,603.21

	Pro rata:
43	Class A-1 Interest	-	-	-
44	Class A-2-A Interest	-	-	-
45	Class A-3 Interest	44,827.03	-	44,827.03
46	Class A-4 Interest	173,775.00	-	173,775.00
47	Class A-1 Interest Carryover Shortfall	-	-	-
48	Class A-2 Interest Carryover Shortfall	-	-	-
49	Class A-3 Interest Carryover Shortfall	-	-	-
50	Class A-4 Interest Carryover Shortfall	-	-	-
51	Class A Noteholder Interest	218,602.03	-	218,602.03

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
52	Beginning Adjusted Pool Balance		291,159,808.89
53	Beginning Net Pool Balance	297,123,856.64
54	Receipts of Scheduled Principal	(17,809,033.49)
55	Receipts of Prepaid Principal	(5,854,189.71)
56	Liquidation Proceeds	961.09
57	Other Collections of Principal	-
58	Principal Amount of Repurchases	-
59	Principal Amount of Defaulted Receivables	(252,209.76)
60	Ending Net Pool Balance	273,209,384.77
61	Yield Supplement Overcollateralization Amount	5,357,987.84
62	Adjusted Pool Balance	267,851,396.93
63	Less: Adjusted Pool Balance - End of Collection Period		267,851,396.93
64	Calculated Principal Distribution Amount		23,308,411.97

	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)		24,842,733.03
66	Less: Prior Advance Reimbursement (Item 34)		-
67	Less: Servicing Fees Paid (Item 35)		247,603.21
68	Less: Interest Paid to Noteholders (Item 36)		218,602.03
69	Less: Calculated Principal Distribution (Item 64)		23,308,411.97
70	Equals: Remaining Available Funds before Servicer Advance		1,068,115.82
71	Monthly Loan Payments Due on Included Units but not received (N/A if Item 70 > 0)		N/A
72	Servicer Advance (If Item 70 < 0, lesser of Item 70 and Item 71, else 0)		-

	Calculation of Reserve Account Draw Amount:
73	Remaining Available Funds, before Reserve Account Draw (Item 70 plus Item 72)		1,068,115.82
74	Available Funds Shortfall Amount (If Item 73 < 0, Item 73, else 0)		-
75	Reserve Account Draw Amount (If Item 74 is > 0, Lesser of Reserve Acct Balance and Item 74)		-

76	Principal Distribution Amount (Item 64 - Available Funds Shortfall + Reserve Account Draw Amt)		23,308,411.97

	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance		-
78	Less: Prior Advance Reimbursement		-
79	Plus: Additional Servicer Advances for Current Period		-
80	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
81	Specified Reserve Account Balance (Lesser of (a) $4,557,305.32, and (b) the aggregate note balance)	4,557,305.32
82	Initial Reserve Account Balance	4,557,305.32
83	Beginning Reserve Account Balance	4,557,305.32
84	Plus: Net Investment Income for the Collection Period	16,707.36
85	Subtotal: Reserve Fund Available for Distribution	4,574,012.68
86	Plus: Deposit of Excess Available Funds (Item 38)	-
87	Less: Reserve Account Draw Amount (Item 75)	-
88	Subtotal Reserve Account Balance	4,574,012.68
89	Less: Reserve Account Excess Amount to Available Funds (If Item 88 > Item 81)	16,707.36
90	Equals: Ending Reserve Account Balance	4,557,305.32

91	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
92	Net Pool Balance	1,882,301,798	297,123,857	273,209,385
93	Number of Current Contracts	74,164	34,757	33,683
94	Weighted Average Loan Rate	2.98%	2.78%	2.78%
95	Average Remaining Term	54.4	18.8	18.0
96	Average Original Term	64.7	66.5	66.6
97	Monthly Prepayment Rate		1.12%	1.06%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
98	Aggregate Outstanding Principal Balance of Charged Off Receivables	23	251,248.67
99	Liquidation Proceeds on Related Vehicles		(961.09)
100	Recoveries Received on Receivables Previously Charged Off		445,354.29
101	Net Principal Losses for Current Collection Period	23	(193,144.53)

102	Beginning Net Principal Losses	1,090	12,176,387.17
103	Net Principal Losses for Current Collection Period	23	(193,144.53)
104	Cumulative Net Principal Losses	1,113	11,983,242.64
105	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,882,301,797.63)		0.64%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
106	Current	98.72%	33,369	269,720,150.56
107	31 - 60 Days Delinquent	1.02%	256	2,785,487.82
108	61 - 90 Days Delinquent	0.26%	58	703,746.39
109	91-120 Days Delinquent1	0.00%	-	-
110	Total	100.00%	33,683	273,209,384.77

H.	DELINQUENCY AND NET LOSS RATIOS
111	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
112	Current Period	-0.07%
113	Prior Period	0.09%
114	Two Periods Prior	0.04%
115	Three Periods Prior	0.02%
116	Four Period Average (Current and Three Prior Collection Periods)	0.02%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
117	Current Period	0.26%
118	Prior Period	0.29%
119	Two Periods Prior	0.28%
120	Three Periods Prior	0.29%
121	Four Period Average (Current and Three Prior Collection Periods)	0.28%

122	Delinquency Trigger	4.48%
123	Delinquency Percentage (61-Day Delinquent Receivables)	0.26%
124	Delinquency Trigger occurred in this collection Period?	No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer